RESTRUCTURING, IMPAIRMENT AND OTHER CHARGES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
RESTRUCTURING, IMPAIRMENT AND OTHER CHARGES

3. RESTRUCTURING, IMPAIRMENT AND OTHER CHARGES

2014 Consolidation of Crystal Activities

We announced a plan to consolidate our crystal operations during the first quarter of 2014. The consolidation will include transitioning small diameter crystal activities from our St. Peters, Missouri facility to other crystal facilities in Korea, Taiwan, and Italy. The consolidation of crystal activities will affect approximately 120 employees in St. Peters and is currently being implemented. It is expected to be completed by the second half of 2015. Restructuring reversals of $0.5 million and restructuring charges of $3.5 million were recorded for the three and nine months ended September 30, 2014, respectively, and are included within restructuring charges (reversals) on the condensed consolidated statement of operations. We also recorded long-lived asset impairment charges of $0.7 million for the three and nine months ended September 30, 2014 related to the consolidation of the semiconductor crystal operations.

2011 Global Plan

The semiconductor industry experienced a downturn during the second half of 2011. We committed in December 2011 to a series of actions to reduce our global workforce, right size production capacity, and accelerate operating cost reductions in 2012 and beyond (the “2011 Global Plan”) in order to better align our business to then current and expected market conditions in the semiconductor market, as well as to improve our overall cost competitiveness and cash flows.

Details of the 2014 expenses, cash payments, and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of September 30, 2014
	Accrued December 31, 2013	Year-to-date Restructuring Reversals	Cash Payments	Non-cash Settlements	Currency	Accrued September 30, 2014	Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2011 Global Plan
Severance and employee benefits	$21.0	$(1.5)	$(2.9)	$(0.9)	$(1.2)	$14.5	$35.1	$35.1
Contract termination	10.5	—	(10.5)	—	—	—	106.5	106.5
Other	24.2	(2.1)	(9.4)	2.0	(1.3)	13.4	35.8	35.8

Total	$55.7	$(3.6)	$(22.8)	$1.1	$(2.5)	$27.9	$177.4	$177.4

We recorded net restructuring reversals of $14.4 million for the nine months ended September 30, 2014, which were mostly incurred during the first six months of 2014, due to a favorable settlement of a polysilicon supply agreement negotiated in 2013 with a subsidiary of SunEdison, but settled during the first half of 2014. The favorable settlement with a subsidiary of SunEdison was recorded within restructuring charges (reversals) on the condensed consolidated statement of operations with an offset to accounts receivable, affiliate in the condensed consolidated balance sheet, and thus is not reflected in the table above. This favorable settlement with a subsidiary of SunEdison is not reflected in the condensed consolidated statement of cash flows as this is a non-cash transaction. Other revisions to our estimated restructuring liabilities included $1.3 million of net charges which were recorded during the three months ended September 30, 2014 and $3.6 million of net reversals which were recorded during the nine months ended September 30, 2014 due to actual results differing from our previous estimates.

During the second quarter of 2014, we executed a favorable settlement of a polysilicon supply agreement with a subsidiary of SunEdison. This settlement resulted in non-cash capital contributions in the form of intercompany debt forgiveness which did not change the statement of operations but increased shareholders’ equity by $32.3 million. Because this is a non-cash transaction, the Company recorded a net increase in net parent investment of approximately $32.3 million which is not reflected in the condensed consolidated statement of cash flows or the table above.

During the third quarter of 2014, we received offers of interest to purchase our indefinitely closed Merano, Italy polysilicon facility and the related chlorosilanes facility. These offers indicated to us that the carrying value of the assets exceeded the estimated fair value. As a result of an impairment analysis, we recorded approximately $57 million of non-cash charges to write down these assets to their estimated fair value. These charges are recognized as long-lived asset impairment charges in our condensed consolidated statement of operations. Impairment charges were measured based on the amount by which the carrying value of these assets exceeded their estimated fair value after consideration of their future cash flows using management’s assumptions (Level 3).

There were $35.4 million and $41.5 million, respectively, in net restructuring reversals for the three and nine months ended September 30, 2013 pertaining to favorable settlements of contractual obligations and revisions to our estimated restructuring liabilities differing from our previous estimates related to the restructuring plans. We made approximately $64.9 million in cash payments related to these plans for the nine months ended September 30, 2013.

3. RESTRUCTURING, IMPAIRMENT AND OTHER CHARGES

2011 Global Plan

During the second half of 2011, the semiconductor industry experienced a downturn. In December 2011, in order to better align our business to current and expected market conditions in the semiconductor market, as well as to improve our overall cost competitiveness and cash flows, we committed to a series of actions to reduce our global workforce, right size production capacity and accelerate operating cost reductions in 2012 and beyond (the “2011 Global Plan”). These actions included:

•	Reducing total workforce by approximately 500 persons worldwide, representing approximately 11% of our employees;
•	Shuttering our Merano, Italy polysilicon facility as of December 31, 2011;

As a result of adverse market conditions and asset recoverability tests, we incurred charges associated with restructuring, impairment of long-lived assets and write-downs of inventory. The following is a summary of the charges recorded during the fourth quarter of December 31, 2011:

In millions
Type of Charge	Amount	Statement of Operations Classification

Restructuring	$281.9	Restructuring

Long-lived asset impairment (see Note 5)	$234.7	Long-lived asset impairment

Inventory adjustments and other (see Note 4)	$22.4	Cost of goods sold

In the fourth quarter of 2011, restructuring charges consisted of $54.5 million of severance and other one-time benefits for employees terminated under the 2011 Global Plan, $182.9 million of estimated liabilities accrued as a result of us canceling or not being able to fulfill the entire purchase obligation for certain supplier contracts and $44.5 million of other related charges. Total cash payments made under the 2011 Global Plan during the year ended December 31, 2011 were $3.4 million. See the following tables below for cash payments made during the years ended December 31, 2012 and 2013, respectively. For additional discussion on the charges associated with the impairment of long-lived assets and write-downs of inventory, see the respective footnotes noted in the above table.

In addition, during June 2011, we committed to actions to reduce overall manufacturing costs across our global sites, as well as to realign certain general and administrative expenses due to industry and customer specific developments. These actions included relocation of certain operations and reductions in headcount. During the year ended December 31, 2011, we recorded restructuring charges of $5.1 million for severance and other related employee benefits associated with these actions. Cash payments of $4.9 million were made during 2011 that were also related to these actions.

Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued December 31, 2011	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$54.5	$(6.4)	$(17.4)	$0.3	$31.0	$48.1	$48.1
Contract termination	178.3	(76.4)	(33.2)	0.8	69.5	106.5	106.5
Other	48.1	(5.1)	(6.7)	0.7	37.0	39.4	39.4

Total	$280.9	$(87.9)	$(57.3)	$1.8	$137.5	$194.0	$194.0

On September 4, 2012, we executed two settlement agreements with Evonik Industries AG and Evonik Degussa SpA (“Evonik”), one of our suppliers, to settle disputes arising from our early termination of two take-or-pay supply agreements. One of the original supply agreements also included a provision for the construction and operation of a chlorosilanes plant located on our existing Merano, Italy polysilicon facility for our benefit. Pursuant to the settlement reached, we forfeited a deposit of $10.2 million and agreed to pay Evonik a total of 70.0 million Euro, of which 25.0 million Euro was paid in 2012 and 45.0 million Euro was paid in 2013. As a result of this restructuring related settlement, a favorable adjustment to our 2011 Global Plan liabilities was made in the third quarter of 2012 resulting in $65.8 million of income within restructuring charges (reversals) on the combined statement of operations. Additionally, on December 30, 2012 as part of the settlement with Evonik, we obtained title to the related chlorosilanes plant, which resulted of a $31.7 million gain on the combined statement of operations in the fourth quarter of 2012. The fair value of the chlorosilanes plant was calculated based on a discounted cash flow model using management’s assumptions (Level 3).

As a result of shuttering our Merano, Italy polysilicon facility, we entered into a letter of agreement on December 14, 2012 with a subsidiary of SunEdison pertaining to a polysilicon supply agreement. The letter agreement required the subsidiary of SunEdison to reimburse the Company 57.9 million Euro related to damages paid to suppliers and lost profits. As a result of this letter of agreement, approximately $75.7 million of income was recorded within restructuring charges (reversals) on the combined statement of operations with an offset to accounts receivable, affiliate in the combined balance sheet in December 2012. The parties agreed to offset the accounts receivable, affiliate balance at December 31, 2012 of $75.7 million during 2013 by reducing the long-term loan from the SunEdison subsidiary by 40 million Euro and reducing accounts payable, affiliate by 17.9 million Euro. Similarly, in December 2011, a debit memo was issued for approximately $10.5 million, resulting in income within restructuring charges (reversals) on the combined statement of operations. In addition, the Company retained a deposit of 24 million Euro for each of the periods ended December 31, 2013, 2012 and 2011 related to the polysilicon supply agreement, which is included within the accounts payable, affiliate line in the combined balance sheet. In September 2013, similar to the 2012 agreement, the SunEdison subsidiary agreed with the Company to reimburse damages paid to suppliers and lost profits for 2013. For the year ended December 31, 2013, the Company recorded approximately $62.9 million of income within restructuring charges (reversals) on the combined statement of operations with an offset to accounts receivable, affiliate in the combined balance sheet.

Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued December 31, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$31.0	$(11.5)	$(0.7)	$—	$2.2	$21.0	$36.6	$36.6
Contract termination	69.5	—	(59.4)	—	0.4	10.5	106.5	106.5
Other	37.0	(1.5)	(4.8)	(7.6)	1.1	24.2	37.9	37.9

Total	$137.5	$(13.0)	$(64.9)	$(7.6)	$3.7	$55.7	$181.0	$181.0

During the year ended December 31, 2013, $75.9 million of income was recorded within restructuring charges (reversals) in the combined statement of operations pertaining to the 2011 Global Plan, which primarily consisted of the $62.9 million previously discussed. The remaining income recorded within restructuring charges (reversals) relates to net reversals of costs due to settlements of certain obligations and changes in estimates pertaining to severance, offset by immaterial expenses related to various restructuring activities.

In the fourth quarter of 2013, management concluded an analysis as to whether to restart the Merano, Italy polysilicon facility and determined that, based on recent developments and current market conditions, restarting the facility was not aligned with our business strategy. Accordingly, we have decided to indefinitely close that facility and the related chlorosilanes facility obtained from Evonik. As a result, in the fourth quarter of 2013, we recorded approximately $33.6 million of non-cash impairment charges to write down these assets to their current estimated salvage value.

2009 Restructuring Plan

In order to better align manufacturing capabilities to projected demand, we committed to workforce reductions during the first and second quarters of 2009 (the “2009 Global Plan”). In September 2009, we committed to actions to reduce manufacturing costs by shifting manufacturing from our St. Peters, Missouri and Sherman, Texas facilities to other locations which are closer to a number of our customers in the Asia Pacific region (the “2009 U.S. Plan”). We have provided and paid severance benefits to those terminated under the 2009 Global Plan and will provide severance benefits to those employees who have been or will be terminated under the 2009 U.S. Plan.

Details of 2013 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

					As of December 31, 2013
In millions	Accrued December 31, 2012	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2009 U.S. and Global Plans
Severance and other employee benefits	$2.7	$0.9	$(3.0)	$0.6	$16.4	$16.4
Asset move costs	—	—	—	—	8.5	8.8
Contract termination	—	—	—	—	2.9	2.9
Infrastructure costs	—	—	—	—	4.3	4.3

Total	$2.7	$0.9	$(3.0)	$0.6	$32.1	$32.4

Details of 2012 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued December 31, 2011	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2012	As of December 31, 2012
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$12.6	$(2.5)	$(7.4)	$2.7	$15.5	$15.5
Asset move costs	—	—	—	—	8.5	8.8
Contract termination	2.9	—	(2.9)	—	2.9	2.9
Infrastructure costs	—	4.3	(4.3)	—	4.3	4.3

Total	$15.5	$1.8	$(14.6)	$2.7	$31.2	$31.5

Details of 2011 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued December 31, 2010	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2011	As of December 31, 2011
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$16.2	$(0.2)	$(3.4)	$12.6	$18.0	$18.8
Asset move costs	—	5.3	(5.3)	—	8.5	20.3
Contract termination	—	2.9	—	2.9	2.9	2.9
Infrastructure costs	—	—	—	—	—	4.0

Total	$16.2	$8.0	$(8.7)	$15.5	$29.4	$46.0